Cover	Feb. 02, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 02, 2022
Entity File Number	001-39741
Entity Registrant Name	Redbox Entertainment Inc.
Entity Central Index Key	0001820201
Entity Tax Identification Number	85-2157010
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1 Tower Lane, Suite 800
Entity Address, City or Town	Oakbrook Terrace
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60181
City Area Code	630
Local Phone Number	756-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Class A [Member]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	RDBX
Security Exchange Name	NASDAQ
Warrant [Member]
Title of 12(b) Security	Warrants to purchase Class A common stock
Trading Symbol	RDBXW
Security Exchange Name	NASDAQ